Share Based Payment	6 Months Ended
Jun. 30, 2023
Share Based Payment [Abstract]
Share Based Payment

Note 6 — Share Based Payment

On March 20, 2023, the Company’s board of directors, approved the following awards:

●	Grant of 132,040 RSUs to certain officers, in lieu of cash with respect to the 2022 bonus plan grants in the amount of $161 thousand (as described in Note 14(C) to the Company’s 2022 annual financial statement). The RSUs vest quarterly over two years with acceleration condition upon meeting certain milestones.

●	A bonus for certain employees in the form of 100,000 and 60,000 RSU’s. The RSUs vest on a quarterly basis over one year following the grant and on an annual basis over three years following the grant, respectively.

●	In addition to the grants in accordance with the 2022 bonus plan mentioned above, additional amount of 137,844 RSUs were granted to one officer. The RSUs vest quarterly over two years with acceleration condition upon meeting certain milestones.

●	In addition to the grants in accordance with the 2022 bonus plan mentioned above, a grant of additional amount 50,594 RSUs to one officer. The RSUs vest quarterly over two years with acceleration condition upon meeting certain milestones.

●	In addition to the grants in accordance with the 2022 bonus plan mentioned above, a raise of additional 30% of the annual 2022 bonus will be granted to the Company’s CEO.

●	The grant of 13,628 Options to a consultant of the Company in in a total fair value of $22,500. The options have an exercise price of $1.82 per share. The options will vest monthly, over 9 months commencing January 1, 2023. The options expire 10 years after their grant date.

On May 30, 2023, the Company granted 160,000 RSUs to directors of the Company. The RSUs have an exercise price of $1.53 per share. The RSUs shall vest entirely on the first anniversary of the Vesting Commencement Date, provided that no Termination of Employment of the Grantee occurs prior to such anniversary.

The following table lists the inputs used for calculation of fair value of the options granted to consultants as follows:

Six months
ended
June 30,
2023

Expected volatility	100.37%-99.19%
Exercise price	1.82-2.18
Share price	1.49
Risk-free interest rate	3.95%-3.94%
Dividend yield	0
Expected life (years)	9.07-9.72

The share-based expense recognized in the statements of income were as follows:

	Six months	Six months	For the year
	ended	ended	ended
	June 30,	June 30,	December 31,
	2023	2022	2022

Share-based compensation expense – Research and development	562	855	1,592
Share-based compensation expense – General and administrative	1,222	1,953	3,513

	1,784	2,808	5,105